INVESTMENTS	6 Months Ended
Jun. 30, 2022
INVESTMENTS
INVESTMENTS

14.INVESTMENTS

14.1.Investments breakdown

	June 30,	December 31,
	2022	2021
Investments in associates and joint ventures	291,455	263,965
Goodwill	233,534	231,743
Other investments evaluated at fair value through other comprehensive income - Celluforce	26,301	28,358
	551,290	524,066

14.2.Investments in associates and joint ventures

	Information of joint ventures as of			Company participation
	June 30,					In the income(expense) of
	2022			Carrying amount		the period
		Income
		(expense)	Participation
		of the	equity	June 30,	December 31,	June 30,	June 30,
	Equity	period	(%)	2022	2021	2022	2021
Associate
Ensyn Corporation	18,802	21,051	26.59%	4,934	4,222	5,597	(3,013)
Spinnova Plc (1)	623,957	(25,859)	19.10%	119,425	125,653	(4,939)	(15,454)
				124,359	129,875	658	(18,467)

Joint ventures
Domestic (Brazil)
Ibema Companhia Brasileira de Papel	252,912	17,563	49.90%	126,203	117,439	8,764	17,218
Foreign
F&E Technologies LLC	10,502		50.00%	5,251	5,594
Woodspin Oy	71,285	(2)	50.00%	35,642	11,057	(1)
				167,096	134,090	8,763	17,218

Other movements				26,301	28,358	(114)	90,867
				26,301	28,358	(114)	90,867
				317,756	292,323	9,307	89,618

1)Average share price quoted on the NFNGM is EUR6.80 (six Euros and eighty cents) in the six-month period ended June 30, 2022.